[LOGO]


                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND


                                                     ---------------------------
THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE        Supplement dated July 25,
A CURRENT PROSPECTUS.  TO REQUEST A COPY OF THE      2005 to prospectus dated
PROSPECTUS, PLEASE CALL 1-800-370-0612.              May 26, 2005
                                                     ---------------------------

On July 22, 2005, the Board of Directors of Jundt Funds, Inc. voted to liquidate Jundt Mid-Cap Growth Fund, effective August 30, 2005. From July 25, 2005, investors may no longer purchase shares of Jundt Mid-Cap Growth Fund.

                                     [LOGO]


                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND


                              (CLASS I SHARES ONLY)

                                                       -------------------------
THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE          Supplement dated July 25,
A CURRENT PROSPECTUS.  TO REQUEST A COPY OF THE        2005 to prospectus dated
PROSPECTUS, PLEASE CALL 1-800-370-0612.                May 26, 2005
                                                       -------------------------


On July 22, 2005, the Board of Directors of Jundt Funds, Inc. voted to liquidate Jundt Mid-Cap Growth Fund, effective August 30, 2005. From July 25, 2005, investors may no longer purchase Class I shares of Jundt Mid-Cap Growth Fund.

                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND

                         301 CARLSON PARKWAY, SUITE 120
                           MINNETONKA, MINNESOTA 55305
                                 1-800-370-0612



                                                      --------------------------
                                                      Supplement dated July 25,
                                                      2005 to Statement of
THIS SUPPLEMENT AND THE STATEMENT OF ADDITIONAL       Additional Information
INFORMATION CONSTITUTE A CURRENT STATEMENT OF         dated May 26, 2005
ADDITIONAL INFORMATION.  TO REQUEST A COPY OF         --------------------------
THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE CALL 1-800-370-0612.

On July 22, 2005, the Board of Directors of Jundt Funds, Inc. voted to liquidate Jundt Mid-Cap Growth Fund, effective August 30, 2005. From July 25, 2005, investors may no longer purchase shares of Jundt Mid-Cap Growth Fund.